Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses
Research and development costs	$ 1,426	$ 2,771	$ 2,049
Professional fees	1,137	327	182
Payroll related	462	1,094	344
Other	13	18	80
Accrued expenses	$ 3,038	$ 4,210	$ 2,655